PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 98.1%
Common Stocks 94.2%
Australia 4.8%
Aristocrat Leisure Ltd.	17,732	$631,510
BHP Group Ltd.	1,962	54,495
Coles Group Ltd.	3,652	43,282
Computershare Ltd.	8,947	161,368
Fortescue Ltd.	77,216	960,786
Glencore PLC	238,100	1,321,179
Goodman Group, REIT	63,221	1,459,527
Helia Group Ltd.	298,976	781,333
JB Hi-Fi Ltd.	19,118	872,903
Medibank Private Ltd.	375,906	978,613
Northern Star Resources Ltd.	9,475	87,939
Rio Tinto Ltd.	2,588	198,867
Rio Tinto PLC	22,458	1,460,509
West African Resources Ltd.*	297,147	292,095
		9,304,406
Austria 0.3%
Erste Group Bank AG	11,475	596,887
Belgium 0.0%
Proximus SADP	9,800	70,875
Brazil 1.3%
Ambev SA	27,200	55,543
Banco do Brasil SA	244,200	1,144,981
Centrais Eletricas Brasileiras SA	9,200	64,184
CPFL Energia SA	31,500	180,775
Odontoprev SA	15,000	30,126
Petroleo Brasileiro SA	27,900	199,379
Vale SA	63,000	684,116
WEG SA	12,000	107,246
		2,466,350
Canada 5.4%
Agnico Eagle Mines Ltd.	3,700	285,490
Barrick Gold Corp.	56,000	1,037,540
Boardwalk Real Estate Investment Trust, REIT	5,600	316,373
Canadian Apartment Properties REIT, REIT	3,100	107,775
Canadian Imperial Bank of Commerce	6,100	315,460
Celestica, Inc.*	16,500	865,364
Dollarama, Inc.	14,900	1,396,811

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Canada (cont’d.)
George Weston Ltd.	7,100	$1,099,571
Great-West Lifeco, Inc.	32,900	988,204
Hudbay Minerals, Inc.	11,600	96,789
Imperial Oil Ltd.	1,600	114,624
Killam Apartment Real Estate Investment Trust, REIT	7,600	102,001
Kinross Gold Corp.	9,000	81,809
Loblaw Cos. Ltd.	10,600	1,307,102
Manulife Financial Corp.	20,400	543,448
Pembina Pipeline Corp.	29,700	1,151,086
Power Corp. of Canada	23,200	671,475
		10,480,922
Chile 0.0%
Enel Chile SA	1,404,400	80,219
China 5.9%
Alibaba Group Holding Ltd.	9,900	97,418
ANTA Sports Products Ltd.	104,000	930,888
Bank of Communications Co. Ltd. (Class H Stock)	130,000	94,457
Bank of Nanjing Co. Ltd. (Class A Stock)	70,000	97,810
Bank of Shanghai Co. Ltd. (Class A Stock)	276,100	278,579
Beijing Enterprises Holdings Ltd.	30,000	99,542
China BlueChemical Ltd. (Class H Stock)	1,596,000	398,080
China Construction Bank Corp. (Class H Stock)	683,000	476,929
China Overseas Land & Investment Ltd.	28,000	45,266
China Tower Corp. Ltd. (Class H Stock), 144A	2,296,000	281,716
Chlitina Holding Ltd.*	32,449	146,309
Goneo Group Co. Ltd. (Class A Stock)	14,210	137,885
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	56,500	313,032
Kuaishou Technology, 144A*	176,900	990,763
Meituan (Class B Stock), 144A*	13,600	188,315
Midea Group Co. Ltd. (Class A Stock)	31,300	276,155
NetEase, Inc.	67,600	1,246,786
PDD Holdings, Inc., ADR*	9,100	1,172,899
PetroChina Co. Ltd. (Class H Stock)	1,200,000	1,042,050
Shanxi Lu’an Environmental Energy Development Co. Ltd. (Class A Stock)	29,100	62,695
Sungrow Power Supply Co. Ltd. (Class A Stock)	30,118	287,587
Tencent Holdings Ltd.	23,200	1,070,598
Tencent Music Entertainment Group, ADR	9,000	127,620
Trip.com Group Ltd.*	3,400	145,152
Wilmar International Ltd.	221,000	526,982

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Xiaomi Corp. (Class B Stock), 144A*	318,000	$683,010
Yutong Bus Co. Ltd. (Class A Stock)	85,000	263,668
		11,482,191
Denmark 2.3%
Novo Nordisk A/S (Class B Stock)	32,888	4,357,427
Scandinavian Tobacco Group A/S, 144A	15,916	233,169
		4,590,596
Finland 1.3%
Kemira OYJ	13,470	304,534
Konecranes OYJ	3,650	254,965
Nokia OYJ	98,515	387,155
Nordea Bank Abp	105,281	1,231,970
Wartsila OYJ Abp	15,267	315,490
		2,494,114
France 5.9%
Amundi SA, 144A	530	38,680
BNP Paribas SA	21,223	1,454,067
Cie de Saint-Gobain SA	15,731	1,349,496
Credit Agricole SA	77,021	1,168,830
Eiffage SA	9,812	976,507
Engie SA	13,053	205,195
Ipsen SA	1,732	194,469
Klepierre SA, REIT	39,708	1,137,022
La Francaise des Jeux SAEM, 144A	18,612	722,122
Legrand SA	1,850	199,887
LVMH Moet Hennessy Louis Vuitton SE	701	494,459
Publicis Groupe SA	13,364	1,395,155
Rubis SCA	1,848	57,878
Safran SA	7,010	1,540,046
TotalEnergies SE	10,089	680,668
		11,614,481
Georgia 0.2%
Bank of Georgia Group PLC	5,808	341,448
Germany 4.1%
adidas AG	1,170	293,199
Allianz SE	2,730	768,947

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
CTS Eventim AG & Co. KGaA	3,717	$327,408
Deutsche Bank AG	13,080	203,596
Deutsche Telekom AG	61,888	1,618,835
Heidelberg Materials AG	13,066	1,361,206
Henkel AG & Co. KGaA	770	59,662
Krones AG	806	109,047
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,498	1,722,852
Nemetschek SE	6,595	629,929
Rational AG	168	147,063
SAP SE	1,167	246,727
Siemens AG	342	62,619
Suedzucker AG	6,970	91,817
Talanx AG	4,430	336,553
		7,979,460
Hong Kong 0.4%
WH Group Ltd., 144A	1,223,000	795,004
India 7.0%
ABB India Ltd.	10,207	964,619
Avanti Feeds Ltd.	16,150	131,475
Bajaj Auto Ltd.	940	108,603
Bharat Electronics Ltd.	66,525	251,723
Bharat Petroleum Corp. Ltd.	72,166	302,699
Cipla Ltd.*	8,546	157,913
Coal India Ltd.	10,846	67,841
Colgate-Palmolive India Ltd.	4,380	178,749
Cummins India Ltd.	6,305	290,707
Dr. Reddy’s Laboratories Ltd.	3,975	320,979
Godfrey Phillips India Ltd.	2,480	125,496
Hindalco Industries Ltd.	147,867	1,186,118
Hindustan Aeronautics Ltd.	17,510	1,031,903
Infosys Ltd.	30,788	682,718
InterGlobe Aviation Ltd., 144A*	18,718	1,000,965
Lupin Ltd.	5,025	114,989
Natco Pharma Ltd.	6,875	112,164
Oil & Natural Gas Corp. Ltd.	349,617	1,396,713
Siemens Ltd.	1,066	91,023
Sun Pharmaceutical Industries Ltd.	50,324	1,035,062
Tata Motors Ltd.	102,430	1,418,608
Trent Ltd.	14,918	1,042,597

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
Vedanta Ltd.	191,248	$1,031,683
Zensar Technologies Ltd.	66,369	630,766
		13,676,113
Indonesia 0.1%
First Pacific Co. Ltd.	262,000	116,611
Ireland 0.5%
AerCap Holdings NV	11,600	1,089,820
Israel 1.0%
Bank Hapoalim BM	8,624	79,137
Bank Leumi Le-Israel BM	10,325	88,976
Check Point Software Technologies Ltd.*	8,000	1,467,600
Nice Ltd.*	839	151,430
Plus500 Ltd.	4,875	147,468
Wix.com Ltd.*	400	62,370
		1,996,981
Italy 2.2%
Banco BPM SpA	8,544	59,156
BPER Banca SpA	105,452	617,004
Intesa Sanpaolo SpA	429,471	1,744,010
UniCredit SpA	43,696	1,794,800
Unipol Gruppo SpA	17,784	191,611
		4,406,581
Japan 12.6%
Aeon Mall Co. Ltd.	7,800	106,940
AGC, Inc.	1,300	46,527
Aisin Corp.	11,200	377,843
Appier Group, Inc.*	22,400	185,702
Asics Corp.	68,000	1,109,783
Casio Computer Co. Ltd.	37,000	297,798
Chubu Electric Power Co., Inc.	4,500	56,738
Chugai Pharmaceutical Co. Ltd.	4,800	209,484
Chugoku Electric Power Co., Inc. (The)	50,800	369,454
Chugoku Marine Paints Ltd.	6,400	88,541
Cosmo Energy Holdings Co. Ltd.	1,900	101,967
Cybozu, Inc.	8,400	101,598
Daiichi Sankyo Co. Ltd.	21,200	863,427
Daito Trust Construction Co. Ltd.	800	96,208

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Disco Corp.	500	$167,198
Dowa Holdings Co. Ltd.	2,500	91,750
Electric Power Development Co. Ltd.	41,000	677,764
ENEOS Holdings, Inc.	148,400	777,548
FANUC Corp.	27,300	809,357
Fast Retailing Co. Ltd.	1,300	358,344
GS Yuasa Corp.	23,300	414,583
Hokkaido Electric Power Co., Inc.	11,600	78,879
Hokuriku Electric Power Co.	13,500	86,528
Idemitsu Kosan Co. Ltd.	152,000	1,001,121
Japan Lifeline Co. Ltd.	21,400	165,734
Japan Petroleum Exploration Co. Ltd.	13,100	540,148
Kansai Electric Power Co., Inc. (The)	63,000	1,078,295
Kansai Paint Co. Ltd.	2,800	45,986
KDX Realty Investment Corp., REIT	93	95,881
Keyence Corp.	1,700	743,343
Kyowa Kirin Co. Ltd.	1,900	40,076
Maruichi Steel Tube Ltd.	4,000	97,477
Maxell Ltd.	8,100	92,946
Mazda Motor Corp.	113,800	981,572
Mitsubishi Chemical Group Corp.	25,200	148,837
Mizuno Corp.	2,700	136,412
Money Forward, Inc.*	2,800	93,565
NEC Corp.	600	51,933
Nidec Corp.	25,000	1,099,768
Nippon Yusen KK	23,600	760,484
NTN Corp.	191,100	386,585
Obayashi Corp.	42,600	559,309
Oji Holdings Corp.	24,300	103,493
Olympus Corp.	7,000	120,849
Ono Pharmaceutical Co. Ltd.	6,400	94,415
Open Up Group, Inc.	13,400	193,805
Otsuka Holdings Co. Ltd.	9,000	458,715
Rakus Co. Ltd.	5,500	77,057
Santen Pharmaceutical Co. Ltd.	27,600	331,233
Sanwa Holdings Corp.	25,100	537,648
Shibaura Machine Co. Ltd.	3,700	90,933
Shikoku Electric Power Co., Inc.	32,400	282,574
Shionogi & Co. Ltd.	26,800	1,178,907
Skylark Holdings Co. Ltd.	32,400	443,984
Sompo Holdings, Inc.	23,100	526,724
Subaru Corp.	54,500	1,047,844
Sumitomo Electric Industries Ltd.	3,800	57,483
Suzuken Co. Ltd.	3,200	116,620

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Suzuki Motor Corp.	11,400	$131,011
Takeda Pharmaceutical Co. Ltd.	3,100	87,030
Tamron Co. Ltd.	8,200	231,931
TDK Corp.	20,400	1,423,151
Tohoku Electric Power Co., Inc.	14,000	119,037
Tokyo Electric Power Co. Holdings, Inc.*	18,600	93,163
Tokyo Gas Co. Ltd.	2,500	54,774
Toyo Tire Corp.	29,200	476,423
Toyota Motor Corp.	28,065	539,150
Yamato Kogyo Co. Ltd.	1,900	100,409
Yokogawa Electric Corp.	5,400	136,686
		24,648,482
Mexico 0.3%
Banco del Bajio SA, 144A	170,900	513,131
Netherlands 4.5%
ABN AMRO Bank NV, 144A, CVA	3,402	59,388
ASM International NV	1,586	1,091,202
ASML Holding NV	3,869	3,602,702
EXOR NV	8,889	911,234
ING Groep NV	56,238	1,020,773
Koninklijke Ahold Delhaize NV	32,634	1,051,311
Koninklijke BAM Groep NV	26,475	109,722
Koninklijke KPN NV	181,030	713,292
Wolters Kluwer NV	1,932	323,435
		8,883,059
New Zealand 0.1%
Xero Ltd.*	2,080	189,524
Norway 0.1%
Kongsberg Gruppen ASA	2,711	272,604
Poland 0.3%
Alior Bank SA	5,250	125,840
Bank Polska Kasa Opieki SA	10,065	407,744
		533,584
Qatar 0.3%
Ooredoo QPSC	228,249	655,099

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Russia 0.0%
Inter RAO UES PJSC^	13,660,000	$16
LUKOIL PJSC^	14,283	—
Polyus PJSC*^	1,450	—
Rosneft Oil Co. PJSC^	155,425	—
Sberbank of Russia PJSC^	366,709	—
		16
Saudi Arabia 0.1%
Etihad Etisalat Co.	8,294	115,207
Singapore 1.3%
BW LPG Ltd., 144A	37,526	609,959
Hafnia Ltd.	58,380	462,571
Oversea-Chinese Banking Corp. Ltd.	36,300	404,043
Singapore Airlines Ltd.	190,700	996,581
		2,473,154
South Africa 0.3%
Standard Bank Group Ltd.	42,125	513,424
South Korea 5.2%
BNK Financial Group, Inc.	31,386	218,221
DB Insurance Co. Ltd.	4,909	396,633
Doosan Bobcat, Inc.	1,712	51,812
Hana Financial Group, Inc.	22,877	1,083,868
Hyundai Glovis Co. Ltd.	1,248	111,082
Hyundai Mobis Co. Ltd.	5,877	950,842
Hyundai Motor Co.	437	79,643
JB Financial Group Co. Ltd.	14,248	150,414
KB Financial Group, Inc.	20,761	1,342,117
Kia Corp.	16,583	1,360,746
OCI Holdings Co. Ltd.	1,000	53,776
Orion Corp.	1,682	107,785
Samsung Electronics Co. Ltd.	18,948	1,168,377
Samsung SDS Co. Ltd.	875	94,685
Samsung Securities Co. Ltd.	7,549	246,981
Shinhan Financial Group Co. Ltd.	26,590	1,169,453
SK Hynix, Inc.	10,337	1,482,569
SK Telecom Co. Ltd.	1,010	39,965
		10,108,969

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Spain 2.5%
ACS Actividades de Construccion y Servicios SA	8,989	$401,599
Aena SME SA, 144A	5,177	983,623
Banco Bilbao Vizcaya Argentaria SA	143,545	1,504,526
CaixaBank SA	27,172	158,474
Indra Sistemas SA	9,650	193,520
Industria de Diseno Textil SA	34,903	1,695,898
		4,937,640
Sweden 3.3%
Atlas Copco AB (Class B Stock)	11,346	177,519
Epiroc AB (Class B Stock)	2,938	49,401
Essity AB (Class B Stock)	42,780	1,202,816
Investor AB (Class B Stock)	47,840	1,358,184
Skandinaviska Enskilda Banken AB (Class A Stock)	74,193	1,141,051
Swedbank AB (Class A Stock)	46,804	995,238
Trelleborg AB (Class B Stock)	1,502	55,818
Volvo AB (Class B Stock)	57,960	1,479,183
		6,459,210
Switzerland 3.6%
ABB Ltd.	35,910	1,993,243
Geberit AG	150	95,500
Logitech International SA	13,318	1,199,635
Novartis AG	25,782	2,877,989
Schindler Holding AG	170	44,632
UBS Group AG	24,892	754,244
		6,965,243
Taiwan 4.9%
Asustek Computer, Inc.	5,000	70,118
Compal Electronics, Inc.	126,000	122,084
Hon Hai Precision Industry Co. Ltd.	53,000	325,151
Largan Precision Co. Ltd.	1,000	86,760
Makalot Industrial Co. Ltd.	7,000	95,945
MediaTek, Inc.	24,000	914,043
Quanta Computer, Inc.	154,000	1,312,042
TaiDoc Technology Corp.	37,000	183,007
Taiwan Semiconductor Manufacturing Co. Ltd.	216,000	6,301,004
Wiwynn Corp.	3,000	190,152
		9,600,306

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Thailand 0.4%
Bumrungrad Hospital PCL	109,300	$754,657
Turkey 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	19,517	157,431
Turk Hava Yollari AO*	103,620	904,691
		1,062,122
United Arab Emirates 1.3%
Emaar Properties PJSC	551,375	1,295,437
Emirates NBD Bank PJSC	254,782	1,324,052
		2,619,489
United Kingdom 6.8%
3i Group PLC	39,737	1,598,649
Associated British Foods PLC	29,274	934,580
AstraZeneca PLC	3,469	551,123
Auto Trader Group PLC, 144A	9,275	97,154
Aviva PLC	140,751	906,701
Barclays PLC	214,840	642,437
Centrica PLC	434,147	740,210
easyJet PLC	26,850	155,549
Games Workshop Group PLC	650	86,212
Harbour Energy PLC	54,159	217,832
HSBC Holdings PLC	73,305	666,643
Imperial Brands PLC	53,233	1,467,200
Intermediate Capital Group PLC	4,175	117,847
Investec PLC	29,783	235,823
Mitie Group PLC	65,772	102,420
NatWest Group PLC	262,803	1,246,866
Next PLC	1,049	122,607
Paragon Banking Group PLC	14,150	146,216
Rolls-Royce Holdings PLC*	289,828	1,678,163
Serco Group PLC	161,726	397,400
Standard Chartered PLC	10,175	100,512
Tesco PLC	249,499	1,063,982
		13,276,126
United States 3.1%
GSK PLC	87,086	1,691,105
Holcim AG*	17,651	1,649,493
Nestle SA	10,070	1,020,017

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
Roche Holding AG			3,044	$985,524
Shell PLC			20,117	733,544
				6,079,683

Total Common Stocks (cost $153,202,986)				184,243,788
Preferred Stocks 1.9%
Brazil 1.7%
Cia Energetica de Minas Gerais (PRFC)			506,310	976,607
Itau Unibanco Holding SA (PRFC)			195,000	1,171,831
Petroleo Brasileiro SA (PRFC)			194,800	1,283,249
				3,431,687
Germany 0.0%
Henkel AG & Co. KGaA (PRFC)			1,175	100,512
South Korea 0.2%
Samsung Electronics Co. Ltd. (PRFC)			6,505	309,682

Total Preferred Stocks (cost $2,998,840)				3,841,881
Unaffiliated Exchange-Traded Funds 2.0%
United States
iShares MSCI EAFE ETF(a)			36,100	2,900,996
iShares MSCI Emerging Markets ETF			22,000	944,900

Total Unaffiliated Exchange-Traded Funds (cost $3,826,880)				3,845,896

Total Long-Term Investments (cost $160,028,706)				191,931,565
Short-Term Investments 2.9%
Affiliated Mutual Funds 2.7%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(wb)	2,413,328	2,413,328

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description		Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.606%) (cost $2,918,602; includes $2,907,118 of cash collateral for securities on loan)(b)(wb)	2,920,419	$2,918,667

Total Affiliated Mutual Funds (cost $5,331,930)			5,331,995

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $248,226)	5.289%	09/19/24	250	248,214

Total Short-Term Investments (cost $5,580,156)				5,580,209

TOTAL INVESTMENTS 101.0% (cost $165,608,862)				197,511,774
Liabilities in excess of other assets(z) (1.0)%				(1,941,518)

Net Assets 100.0%				$195,570,256

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
REITs—Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $16 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,884,924; cash collateral of $2,907,118 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
24	Mini MSCI EAFE Index	Sep. 2024	$2,867,640	$77,023
30	Mini MSCI Emerging Markets Index	Sep. 2024	1,644,750	16,271
				$93,294
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).